Annual Total Returns - MML Series Investment Fund	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MML Focused Equity Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	7.90%	10.09%	9.88%	(4.69%)	22.25%	12.76%	30.15%	1.18%	21.99%	17.96%
MML Foreign Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	32.60%	3.46%	16.22%	(14.58%)	13.04%	5.93%	13.17%	(15.90%)	21.73%	1.44%
MML Income & Growth Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	13.34%	14.90%	9.19%	(0.31%)	26.27%	3.03%	24.43%	(11.68%)	17.43%	16.40%
MML Small/Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	2.40%	10.29%	17.12%	(15.69%)	35.94%	4.65%	20.28%	(14.92%)	13.44%	25.10%
MML Sustainable Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.50%	19.94%	24.51%	(17.01%)	27.14%	14.51%	32.10%	(5.20%)	23.70%	8.77%
MML VIP American Century Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	8.97%	8.53%	5.97%	(1.33%)	23.31%	1.71%	29.13%	(12.99%)	11.70%	23.23%
MML VIP American Century Small Company Value Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	(3.39%)	7.18%	16.14%	(14.78%)	25.47%	9.16%	25.54%	(12.94%)	11.69%	32.46%
MML VIP BlackRock® Equity Index Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.36%	24.44%	25.75%	(18.50%)	28.19%	18.06%	30.86%	(4.80%)	21.34%	11.48%
MML VIP Fidelity Institutional AM Core Plus Bond Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	7.41%	0.47%	5.45%	(14.70%)	(1.19%)	8.79%	8.91%	(0.07%)	2.96%	2.52%
MML VIP Invesco Global Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	23.00%	5.60%	14.51%	(17.78%)	17.32%	14.02%	30.59%	(9.53%)	24.16%	7.55%
MML VIP Invesco Main Street Equity Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	16.15%	23.71%	23.00%	(20.24%)	27.67%	20.02%	33.74%	0.80%	27.67%	3.73%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	10.59%	14.85%	12.87%	(12.05%)	11.54%	6.68%	11.90%	(4.69%)	9.03%	3.69%
MML VIP Loomis Sayles Large Cap Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	15.09%	34.09%	51.71%	(27.55%)	18.41%	31.78%	31.99%	(2.26%)	33.51%	(0.38%)
MML VIP MFS International Equity Fund | Class II
Prospectus [Line Items]
Annual Return [Percent]	25.54%	0.84%	18.51%	(15.10%)	11.77%	5.37%	24.63%	(23.79%)	30.35%	8.27%
MML VIP T. Rowe Price Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	18.41%	35.70%	49.53%	(39.50%)	16.34%	34.40%	29.84%	1.88%	36.22%	0.91%
MML VIP T. Rowe Price Equity Income Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	14.45%	11.67%	9.54%	(3.57%)	25.58%	1.34%	26.45%	(9.36%)	16.33%	18.68%
MML VIP T. Rowe Price Mid Cap Growth Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	4.35%	11.16%	22.64%	(25.11%)	13.21%	25.57%	31.30%	(2.17%)	24.81%	6.29%
MML VIP Wellington Small Cap Growth Equity Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	7.34%	10.29%	16.84%	(23.15%)	7.31%	35.62%	34.32%	(4.87%)	22.81%	12.74%
MML VIP Conservative Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	10.29%	6.61%	11.65%	(14.74%)	8.60%	9.93%	15.20%	(3.50%)	9.62%	5.78%
MML VIP Balanced Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.10%	7.70%	12.47%	(14.73%)	9.98%	10.93%	16.75%	(4.47%)	11.48%	6.15%
MML VIP Moderate Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	11.83%	8.87%	13.90%	(14.97%)	11.99%	10.54%	18.58%	(5.48%)	13.33%	6.89%
MML VIP Growth Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	12.99%	10.93%	15.98%	(15.30%)	14.33%	12.76%	21.21%	(6.90%)	16.07%	7.57%
MML VIP Aggressive Allocation Fund | Initial Class
Prospectus [Line Items]
Annual Return [Percent]	14.17%	12.74%	18.32%	(15.90%)	16.65%	13.35%	23.93%	(8.12%)	18.77%	8.54%
MML VIP American Funds Growth Fund | Service Class I
Prospectus [Line Items]
Annual Return [Percent]	19.66%	31.11%	37.96%	(30.29%)	21.54%	51.41%	30.22%	(0.65%)	27.78%	9.00%
MML VIP American Funds 65/35 Allocation Fund | Service Class I
Prospectus [Line Items]
Annual Return [Percent]	14.54%	11.87%	14.37%	(13.70%)	12.85%	11.39%	18.12%	(4.84%)	14.94%	8.97%